Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 149,275	$ 165,238	$ 307,414	$ 326,738
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 40,305	$ 44,614	$ 83,002	$ 88,219
Tax Effect Of Non deductible Portion Of Capital Losses Including Non Taxable Portion Of Capital Gains	0	0	(1,052)	0
Non-deductible stock based compensation and other	627	130	1,099	893
Differences in tax rates in foreign jurisdictions	(37,177)	(39,919)	(76,056)	(82,361)
Current period unrecognized temporary differences	(1,725)	(3,128)	2,208	1,046
Write down (reversal of write down) or recognition of prior period temporary differences	(1,829)	(2,583)	(8,329)	(9,185)
Income tax expense (recovery)	$ 201	$ (886)	$ 872	$ (1,388)